Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 236,821	$ 716,052
Investment in marketable securities	494,275	1,023,763
Accounts net receivable	174,341	41,097
Inventory, at cost	525,786	919,422
Deposits and prepaids	13,412	6,872
Prepaid IPO costs	5,317,866	223,229
Total current assets	6,762,501	2,930,435
Property and equipment, net	38,743	51,011
Operating right of use asset	605,794	840,123
Deferred tax asset	132,354	111,595
Brand names	337,504	337,504
Goodwill	1,161,052	1,161,052
Total assets	9,037,948	5,431,720
Current liabilities
Accounts payable and accrued expenses	1,168,723	805,029
Deferred revenue	238,351	501,976
Income tax payable	486,058	655,673
Current portion of operating lease liability	212,062	206,690
Total current liabilities	2,129,580	2,272,818
Accrued employee benefits, non-current	18,430	5,283
Operating lease liability, less current portion	473,015	716,239
Total liabilities	2,621,025	2,994,340
Commitments and contingencies (Note 6)
Stockholders’ equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized, 8,120,000 and 7,000,000 shares issued and outstanding at June 30, 2023 and 2022, respectively	812	700
Subscription receivable		(56)
Additional paid-in capital	7,097,822	1,497,990
Accumulated other comprehensive income (loss)	(64)	26,999
Retained earnings (accumulated deficit)	(681,647)	911,747
Total stockholders’ equity	6,416,923	2,437,380
Total liabilities and stockholders’ equity	9,037,948	5,431,720
Related Party [Member]
Current liabilities
Due to related parties	$ 24,386	$ 103,450